Income Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes
Income/loss (-) before tax	€ (309,775)	€ 148,525	[1]	€ (31,417)	[1]
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(77,444)	43,934		(9,293)
Tax expenses/income (-) in statement of operations (effective)	1,226	(165)	[1]	822	[1]
Difference in tax expense / income to explain	78,670	(44,097)		10,116
Effect of tax rates in other jurisdictions	184	960		599
Effect of non taxable revenues	(10,196)	(13,079)		(11,547)
Effect of share based payment expenses without tax impact	19,990	10,318		7,530
Effect of expenses/income (-) not subject to tax	(639)	53,394		175
Effect of non tax deductible expenses	1,053	724		914
Effect of recognition of previously non recognized deferred tax assets	(475)	(2,286)		(532)
Effect of tax losses (utilized) reversed	(150)	(136)		(150)
Effect of under or over provision in prior periods	(25)	30		0
Effect of non recognition of deferred tax assets	69,141	47,413		13,127
Effect of derecognition of previously recognized deferred tax assets	157	0		0
Effect of use of investment deduction	(370)	0		0
Effect of use of IID	0	(141,435)		0
Total explanations	€ 78,670	€ (44,097)		€ 10,116

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.